Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events
On January 25, 2022, the Board of Directors adopted a 2022 Inducement Stock Incentive Plan (the “2022 Plan”), pursuant to which the Company may grant non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards with respect to an aggregate of 1,000,000 shares of common stock. Awards under the 2022 Plan may only be granted to persons who (i) were not previously an employee or director of the Company or (ii) are commencing employment with the Company following a bona fide period of non-employment,
in either case as an inducement material to the individual’s entering into employment with the Company and in accordance with the requirements of Nasdaq Stock Market Rule 5635(c)(4).
On March 7, 2022, the Company entered into a Master Collaboration Agreement and a project schedule (collectively, the “Agreement”), with Qiagen Manchester Limited (“Qiagen”). Pursuant to the Agreement, Qiagen has agreed to develop and commercialize an assay as a companion diagnostic test to determine the expression level of the Company’s proprietary RARA biomarker for use with tamibarotene, a selective retinoic acid receptor alpha, or RARα, agonist, in newly diagnosed higher-risk MDS patients. Subject to the terms of the Agreement and upon achievement of specified technical and development milestones, the Company is obligated to pay Qiagen an amount up to a high single-digit million-dollar payment over the term of the initial project schedule. In addition, the Company will reimburse Qiagen for certain pass-through costs. Qiagen will retain all proceeds from the commercialization of the companion diagnostic test. Syros has no financial obligations to Qiagen under the Agreement on the commercialization of tamibarotene. The initial term of the Agreement expires on the later to occur of (i) the fifth anniversary of the Agreement and (ii) the expiration or termination of all project schedules executed under the Agreement.